Redeemable Preferred Shares - Additional Information (Details) - Nov. 30, 2023 - Beijing OrionStar [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Class of Stock [Line Items]
Equity interest acquired	35.17%	35.17%
Cash consideration	¥ 268,724	$ 37,849
Percentage of equity interest held on acquisition	72.91%	72.91%